Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information regarding the Company’s performance and the “compensation actually paid” to our named executive officers, as calculated in accordance with SEC disclosure rules:

Pay Versus Performance
Year(1)					Value Of Initial Fixed $100 Investment Based On: (4)
	Summary Compensation Table Total For PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total For Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid To Non-PEO Named Executive Officers ($)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income ($000s)	Adjusted Pre-Tax Income ($)(6)

2025	15,393,266	24,268,797	3,683,796	5,664,796	285.70	183.73	2,218,730	3,113,563

2024	18,437,168	24,987,189	4,598,811	5,725,542	263.19	192.88	3,083,262	4,260,858

2023	12,530,908	39,665,057	2,876,471	5,515,664	247.74	188.14	2,602,372	3,675,219

2022	14,484,024	10,931,300	4,404,050	3,902,172	108.29	110.95	2,617,317	3,638,086

2021	16,149,555	20,598,773	5,000,888	5,794,393	134.05	149.77	1,946,320	2,768,070

Company Selected Measure Name	Adjusted pre-tax Income
Named Executive Officers, Footnote	Mr. Marshall has served as the Principal Executive Officer (“PEO”) for the entirety of 2025, 2024, 2023, 2022 and 2021 and our other named executive officers for the applicable years were as follows:
•    2025: James L. Ossowski; Matthew Koart; Todd N. Sheldon; Kevin A. Henry; and Robert T. O’Shaughnessy.
•    2024: Robert T. O’Shaughnessy; Matthew Koart; Todd N. Sheldon; and Kevin A. Henry.
•    2023: Robert T. O’Shaughnessy; Matthew Koart; Todd N. Sheldon; Kevin A. Henry; John J. Chadwick; and Michelle H. Hairston.
•    2022: Robert T. O’Shaughnessy; John J. Chadwick; Todd N. Sheldon; and Michelle H. Hairston.
	• 2021: Robert T. O’Shaughnessy; John J. Chadwick; Todd N. Sheldon; and Michelle H. Hairston.
Peer Group Issuers, Footnote	The TSR Peer Group consists of the Dow Jones U.S. Select Home Construction Index, an independently prepared index that includes companies in the home construction industry.
PEO Total Compensation Amount	$ 15,393,266	$ 18,437,168	$ 12,530,908	$ 14,484,024	$ 16,149,555
PEO Actually Paid Compensation Amount	$ 24,268,797	24,987,189	39,665,057	10,931,300	20,598,773
Adjustment To PEO Compensation, Footnote	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Marshall and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other named executive officers reported for the applicable year other than the PEO for such years. To calculate “compensation actually paid,” adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Marshall and for the average of the other named executive officers is set forth following the footnotes to this table.
Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value At fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding And Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value At Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)

Ryan R. Marshall
2025	15,393,266	(9,074,953)	13,261,154	2,484,286	—	2,205,044	—	24,268,797

2024	18,437,168	(9,226,706)	12,610,748	1,852,057	—	1,313,922	—	24,987,189

2023	12,530,908	(7,406,576)	18,236,896	13,634,578	—	2,669,251	—	39,665,057

2022	14,484,024	(8,605,099)	6,699,396	(1,056,262)	—	(590,759)	—	10,931,300

2021	16,149,555	(7,000,001)	8,978,946	2,330,059	—	140,214	—	20,598,773
Other Named Executive Officers (Average)(h)
2025	3,683,796	(1,643,648)	2,401,848	412,145	—	810,655	—	5,664,796

2024	4,598,811	(1,896,665)	2,592,298	299,705	—	131,393	—	5,725,542

2023	2,876,471	(1,283,034)	2,436,639	1,120,634	—	364,954	—	5,515,664

2022	4,404,050	(1,864,740)	1,679,345	(189,553)	—	(126,930)	—	3,902,172

2021	5,000,888	(1,162,523)	1,491,175	440,962	—	23,891	—	5,794,393
(a)    Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.
(b)    Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)    Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)    Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)    Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)    Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)    Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
	(h) See footnote 1 above for the named executive officers included in the average for each year.
Non-PEO NEO Average Total Compensation Amount	$ 3,683,796	4,598,811	2,876,471	4,404,050	5,000,888
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,664,796	5,725,542	5,515,664	3,902,172	5,794,393
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value At fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding And Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value At Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)

Ryan R. Marshall
2025	15,393,266	(9,074,953)	13,261,154	2,484,286	—	2,205,044	—	24,268,797

2024	18,437,168	(9,226,706)	12,610,748	1,852,057	—	1,313,922	—	24,987,189

2023	12,530,908	(7,406,576)	18,236,896	13,634,578	—	2,669,251	—	39,665,057

2022	14,484,024	(8,605,099)	6,699,396	(1,056,262)	—	(590,759)	—	10,931,300

2021	16,149,555	(7,000,001)	8,978,946	2,330,059	—	140,214	—	20,598,773
Other Named Executive Officers (Average)(h)
2025	3,683,796	(1,643,648)	2,401,848	412,145	—	810,655	—	5,664,796

2024	4,598,811	(1,896,665)	2,592,298	299,705	—	131,393	—	5,725,542

2023	2,876,471	(1,283,034)	2,436,639	1,120,634	—	364,954	—	5,515,664

2022	4,404,050	(1,864,740)	1,679,345	(189,553)	—	(126,930)	—	3,902,172

2021	5,000,888	(1,162,523)	1,491,175	440,962	—	23,891	—	5,794,393
(a)    Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.
(b)    Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)    Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)    Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)    Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)    Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)    Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
	(h) See footnote 1 above for the named executive officers included in the average for each year.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the named executive officers for 2025. Please see the “CD&A” for a further description of the metrics used in the Company’s executive compensation program.
•    Adjusted Pre-Tax Income
•    Operating Margin
•    Relative Total Shareholder Return
•    Relative Return on Equity
•    Relative Operating Margin

Total Shareholder Return Amount	$ 285.70	263.19	247.74	108.29	134.05
Peer Group Total Shareholder Return Amount	183.73	192.88	188.14	110.95	149.77
Net Income (Loss)	$ 2,218,730	$ 3,083,262	$ 2,602,372	$ 2,617,317	$ 1,946,320
Company Selected Measure Amount	3,113,563	4,260,858	3,675,219	3,638,086	2,768,070
PEO Name	Mr. Marshall	Mr. Marshall	Mr. Marshall	Mr. Marshall	Mr. Marshall
Additional 402(v) Disclosure	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Income
Non-GAAP Measure Description	As noted in the CD&A, for 2025, the Compensation Committee determined that adjusted pre-tax income continues to be viewed as a core driver of the Company’s performance and shareholder value creation and, accordingly, was utilized as a component in the Company’s Annual Program and Pre-Tax Income Profit Participation Program. Adjusted pre-tax Income represents Income Before Income Taxes as reported in the Company’s Annual Report, as adjusted to exclude the impact of certain items, including, where applicable: certain incentive compensation, Company-wide restructuring costs as offset by savings associated with those restructuring efforts, changes in U.S. GAAP, gain or loss on debt retirements, and adjustments to Pulte Financial Services reserves related to mortgage origination and other legacy mortgage exposures prior to 2012.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Return on Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Operating Margin
PEO | PHM Ryan Marshall [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,074,953)	$ (9,226,706)	$ (7,406,576)	$ (8,605,099)	$ (7,000,001)
PEO | PHM Ryan Marshall [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,261,154	12,610,748	18,236,896	6,699,396	8,978,946
PEO | PHM Ryan Marshall [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,484,286	1,852,057	13,634,578	(1,056,262)	2,330,059
PEO | PHM Ryan Marshall [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | PHM Ryan Marshall [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,205,044	1,313,922	2,669,251	(590,759)	140,214
PEO | PHM Ryan Marshall [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,643,648)	(1,896,665)	(1,283,034)	(1,864,740)	(1,162,523)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,401,848	2,592,298	2,436,639	1,679,345	1,491,175
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	412,145	299,705	1,120,634	(189,553)	440,962
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	810,655	131,393	364,954	(126,930)	23,891
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0